Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income	$ 2,972,754	$ 3,213,645
Items not requiring (providing) cash
Depreciation and amortization	385,385	382,299
Provision for loan losses	240,000	170,000
Amortization of premiums and discounts on securities and loans	724,332	948,972
Deferred income taxes	135,886	(31,880)
Net realized gains on available-for-sale securities	(408,753)	(897,901)
Loss from sale/disposal of premises and equipment		75,360
Amortization of mortgage servicing rights	127,647	170,523
Recovery of mortgage servicing rights asset		(33,649)
Increase in cash surrender value of life insurance, net	(97,858)	(202,417)
Gains on sales of foreclosed assets	(9,122)
Shares held by ESOP committed to be released	80,978	70,448
Stock-based compensation expense	90,163	90,162
Changes in
Interest receivable	104,172	236,057
Other assets	(89,576)	339,036
Interest payable	(44,174)	(66,531)
Other liabilities	1,153,196	(92,216)
Origination of loans held for sale	(12,358,997)	(23,747,987)
Proceeds from sales of loans held for sale	12,543,780	24,459,995
Net cash provided by operating activities	5,549,813	5,083,916
Investing Activities
Net change in interest-earning time deposits		2,972,000
Purchases of available-for-sale securities	(23,850,584)	(43,336,382)
Proceeds from maturities and payments of available-for-sale securities	7,764,734	13,997,055
Proceeds from the sales of available-for-sale investments and other investments	31,257,071	29,214,848
Net change in loans	(4,387,125)	(7,185,004)
Purchase of premises and equipment	(152,390)	(268,232)
Proceeds from sale of premises and equipment		286,371
Proceeds from the sale of foreclosed assets	176,737
Net cash provided by (used in) investing activities	10,808,443	(4,319,344)
Financing Activities
Net increase in demand deposits, money market, NOW and savings accounts	7,755,177	7,930,755
Net decrease in certificates of deposit	(13,552,006)	(14,713,093)
Net increase (decrease) in short-term borrowings	(5,788,567)	6,869,687
Net increase in advances from borrowers for taxes and insurance	104,948	25,469
Stock repurchase	(1,028,688)	(1,596,959)
Proceeds from stock options exercised	234,491	90,254
Dividends paid	(570,843)	(565,526)
Net cash used in financing activities	(12,845,488)	(1,959,413)
Increase (Decrease) in Cash and Cash Equivalents	3,512,768	(1,194,841)
Cash and Cash Equivalents, Beginning of Year	6,098,870	7,293,711
Cash and Cash Equivalents, End of Year	9,611,638	6,098,870
Supplemental Cash Flows Information
Interest paid	1,495,632	1,847,802
Income taxes paid	632,000	1,399,673
Sale and financing of foreclosed assets	298,000
Real estate acquired in settlement of loans	374,116	129,078
Dividends declared not paid	143,959	147,229
Exercise and retirement of shares in stock option plan	$ 101,130	$ 63,445